Goodwill and intangible assets, net - Summary of Goodwill and Intangible Assets, Net (Detail) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	$ 36,108	$ 38,733	$ 38,894
Intangible assets with indefinite lives Brands and domains	13,882	13,882
Amortizable Intangible assets Internal-use software and site internally developed	48,397	47,980
Total intangible assets	62,279	61,862
Accumulated amortization	(25,018)	(26,438)
Total intangible assets, net	$ 37,261	$ 35,424